WARRANTS AND OPTIONS (Tables)	12 Months Ended
Dec. 31, 2022
Warrants And Options
SCHEDULE OF WARRANTS TRANSACTIONS

(i)	Warrant transactions for the years ended December 31, 2022, and 2021 are as follows:

	Number	Weighted Average Exercise Price
Balance, January 1, 2021	7,289,885	$1.91
Warrants issued in the April 2021 Private Placement	221,100
Warrants issued in the May 2021 Private Placement	1,084,562
Exercise of warrants	(2,629,343)
Balance, December 31, 2021	5,966,204	$3.55
Expiration of warrants	(5,437)
Exercise of warrants	(630,161)
Warrants issued in the November 2022 Private Placement	1,726,366
Balance, December 31, 2022	7,056,972	$3.54

SCHEDULE OF OUTSTANDING WARRANTS

December 31, 2022	Expiry date	Exercise price			Exercise price (USD)
2,658,313	November 10, 2025	ILS	7.1418	(2)	$2.03
1,366,631	December 24, 2025	ILS	7.1418	(2)	$2.03
221,100	April 18, 2023	ILS	29.025	(3)	$8.25
1,084,562	May 28, 2023	ILS	29.025	(3)	$8.25
1,726,366	November 8, 2024	CAD	2.04		$1.60
7,056,972

(1)	On June 30, 2021, warrant holders and the Company, agreed that the exercise price of CAD$1.95 would be payable in New Israeli Shekels. The exercise price is NIS 5.124 per warrant (see also Note 11).

(2)	On March 31, 2021, warrant holders and the Company, agreed that the exercise price of CAD$2.70 would be payable in New Israeli Shekels. The exercise price is NIS 7.1418 per warrant (see also Note 11).

(3)	On June 30, 2021, warrant holders and the Company, agreed that the exercise price of CAD$11.04 would be payable in New Israeli Shekels. The exercise price is NIS 29.025 per warrant (see also Note 11).

SCHEDULE OF STOCK OPTION TRANSACTIONS

Stock option transactions for the years ended December 31, 2022, and 2021 are as follows:

	Number	Weighted Average Exercise Price (CAD)	Weighted Average Exercise Price (USD)
Balance January 1, 2021	889,523	$1.62	$1.27
Options granted	333,377	3.00
Exercise of options	(286,223)	2.25
Expiry of options	(116,667)	3.00
Balance December 31, 2021	820,010	$2.10	$1.78
Exercise of options	(116,667)	2.27
Expiry of options	(20,000)	1.5
Options granted	1,200,000	3.67
Balance December 31, 2022	1,883,343	$3.17	$2.32

(i)	On January 28, 2021, 33,333 stock options were issued to a consultant with an exercise price of CAD$3.00. The options expire on January 28, 2025. The fair value of the options granted was estimated at CAD$90 using the Black-Scholes option pricing model, using the following assumptions: Share Price: CAD$2.82; Expected option life 4 years; Volatility 209%; Risk-free interest rate 0.30%; Dividend yield 0%.

(ii)	On January 28, 2021, 116,667 stock options were issued to a consultant with an exercise price of CAD$3.00. The options expire on December 31, 2021. The fair value of the options granted was estimated at CAD$191 using the Black-Scholes option pricing model, using the following assumptions: Share Price: CAD$2.82; Expected option life 0.92 years; Volatility 173%; Risk-free interest rate 0.11%; Dividend yield 0%.

(iii)	On June 3, 2021, 50,000 stock options were issued to a consultant with an exercise price of CAD$8.40. The options expire on June 3, 2026. The fair value of the options granted was estimated at CAD$445 using the Black-Scholes option pricing model, using the following assumptions: Share Price: CAD$9.18; Expected option life 5 years; Volatility 191%; Risk-free interest rate 0.93%; Dividend yield 0%.

(iv)	On August 23, 2021, 116,700 stock options were issued to consultants with an exercise price of CAD$6.00. The options expire on April 30, 2022. The fair value of the options granted was estimated at CAD$242 using the Black-Scholes option pricing model, using the following assumptions: Share Price: CAD$6.50; Expected option life 0.68 years; Volatility 126%; Risk-free interest rate 0.19%; Dividend yield 0%.

A2Z SMART TECHNOLOGIES CORP.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)

NOTE 20 – WARRANTS AND OPTIONS (CONTINUED):

b) Stock Options (continued)

(v)

On October 28, 2021, 16,677 stock options were issued to a director with an exercise price of CAD$8.00. The options expire on October 28, 2026. The fair value of the options granted was estimated at CAD$242 using the Black-Scholes option pricing model, using the following assumptions: Share Price: CAD$9.37; Expected option life 5 years; Volatility 114%; Risk-free interest rate 1.43%; Dividend yield 0%.

(vi)

On August 4, 2022, 900,000 stock options were issued to a director with an exercise price of CAD$3.56. The options expire on August 2, 2032. The fair value of the options granted was estimated at $2,712 using the Black-Scholes option pricing model, using the following assumptions: Share Price: CAD$4.12; Expected option life 10 years; Volatility 112%; Risk-free interest rate 2.67%; Dividend yield 0%.

(vii)

On August 21, 2022, 300,000 stock options were issued to a consultant with an exercise price of CAD$4.00. The options expire on August 2, 2032. The fair value of the options granted was estimated at $977 using the Black-Scholes option pricing model, using the following assumptions: Share Price: CAD$4.00; Expected option life 10 years; Volatility 112%; Risk-free interest rate 2.99%; Dividend yield 0%.

SCHEDULE OF OUTSTANDING STOCK OPTIONS

Outstanding as of December 31, 2022	Exercisable as of December 31, 2022	Expiry date	Exercise price (CAD)		Exercise price (USD)
543,333	510,000	August 20, 2025	CAD	1.50	$1.11
40,000	40,000	September 1, 2025	CAD	2.25	$1.66
33,333	33,333	January 28, 2025	CAD	3.00	$2.21
50,000	33,333	June 3, 2026	CAD	8.40	$6.20
16,677	11,118	October 28, 2026	CAD	8.00	$5.90
900,000	225,000	August 2, 2032	CAD	3.56	$2.63
300,000	300,000	August 21, 2032	CAD	4.00	$2.95
1,883,343	1,152,784

SCHEDULE OF RSU’S TRANSACTIONS

RSU’s transactions for the year ended December 31, 2022, and for the year ended December 31, 2021, are as follows:

Number
Balance, January 1, 2021	-
RSU’s granted	-
Exercise of RSU’s	-
Balance, December 31, 2021	-
RSU’s granted	1,265,000
Exercise of RSU’s	(545,000)
Balance, December 31, 2022	720,000